SCHWAB INVESTMENTS

SCHWAB CAPITAL TRUST

Schwab 1000 Index® Fund

Schwab Small Cap Index Fund®

Supplement dated July 1, 2014 to the

Prospectus dated February 28, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect that the annual fund operating expenses of each of the above-listed funds have been restated to reflect the removal of expenses incurred indirectly by each fund through its investment in business development companies. Accordingly, the following changes to the Prospectus are effective July 1, 2014:

Schwab Small-Cap Index Fund

The “Annual fund operating expenses” table and the “Example” section, including the “Expenses on a $10,000 investment” table, under the heading “Fund fees and expenses,” on Page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15
Distribution (12b-1) fees	None
Other expenses	0.05

Total annual fund operating expenses[1]	0.20
Less expense reduction	(0.03)

Total annual fund operating expenses after expense reduction[1,2]	0.17

[1]
The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.17% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$17	$55	$96	$217